Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Loss Per Share
25. Loss Per Share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the Year Ended December 31,
	2023	2024	2025
Numerator:
Net loss	(10,375,775)	(5,790,264)	(1,139,460)

Net loss attributable to ordinary shareholders of XPeng Inc.	(10,375,775)	(5,790,264)	(1,139,460)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	1,740,921,519	1,891,357,212	1,903,989,310

Basic and diluted net loss per share attributable to ordinary shareholders of XPeng Inc.	(5.96)	(3.06)	(0.60)

For the years ended

December 31, 2023, 2024 and 2025, the Company had potential ordinary shares, including non-vested
RSUs granted and contingently issuable shares relating to contingent consideration (Note 5). As the Group incurred losses for the years ended December 31, 2023, 2024 and 2025, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested
RSUs excluded from the calculation of diluted net loss per share of the Company were
34,385,852
,
31,407,488
and
45,303,768
as of December 31, 2023, 2024 and 2025, respectively. The number of contingently issuable shares relating to contingent consideration excluded from the calculation of diluted net loss per share of the Company is between nil
and
32,967,573
, between
nil
and
14,276,521
and between
nil
and
14,276,521
as of December 31, 2023, 2024 and 2025, respectively.